Accounting policies IFRS 16 disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure changes in accounting policy IFRS 16 [Line Items]
Right-of-use assets	€ 72.5	€ 62.1
Other provisions	29.8	36.5	€ 37.4
Increase (decrease) in accounting estimate	€ 277.9	€ 253.6	€ 321.0